Securitizations and Variable Interest Entities - Fair value of retained interests, key economic assumptions and sensitivity (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Variable Interest Entity [Line Items]
Sensitivity analysis covers the material retained interests held	¥ 285	¥ 171
Retained interests	¥ 308	¥ 200
Minimum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	10.00%	10.00%
Maximum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	20.00%	20.00%